SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Inventory Disclosure [Abstract]
Used metal drums, plastic containers and finished goods	$ 268	$ 291
Inventory, net	$ 268	$ 291